Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.72%(a)
Alabama–2.07%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2026, RB(b)(c)(d)	4.30%	03/01/2033	$5,000	$4,918,871
Black Belt Energy Gas District (Gas); Series 2025 C, RB(b)(d)	5.50%	08/01/2034	15,200	16,251,867
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	16,000	16,414,787
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,452,639
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	460	460,893
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,302,236
Mobile (County of), AL (Gomesa); Series 2026, Revenue Wts.(b)	5.00%	11/01/2050	5,500	5,305,668
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(b)	4.00%	11/01/2045	2,245	2,057,093
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(c)	5.00%	06/01/2054	28,660	27,994,925
Series 2024, RB(c)	4.75%	12/01/2054	44,310	41,777,746
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	15,835	16,022,961
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(b)	5.25%	05/01/2044	37,102	37,634,917
				180,594,603
Alaska–0.12%
Anchorage (Municipality of), AK; Series 2024 A, RB (INS - AGI)(c)(e)	4.38%	02/01/2065	11,500	10,616,070
Arizona–2.18%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(b)	5.50%	07/01/2038	1,165	1,169,362
Series 2018 B, RB(b)	5.63%	07/01/2048	2,250	2,251,435
Series 2018 B, RB(b)	5.75%	07/01/2053	3,500	3,502,222
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(b)	5.13%	08/01/2038	2,515	2,436,258
Series 2018 A, RB(b)	5.25%	08/01/2048	3,945	3,433,699
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(b)	5.50%	07/01/2037	580	580,635
Series 2017, Ref. RB(b)	5.75%	07/01/2047	680	659,999
Series 2017, Ref. RB(b)	5.88%	07/01/2052	645	616,017
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(b)	5.00%	07/01/2054	3,000	2,735,296
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(b)	5.25%	12/15/2038	1,470	1,473,201
Series 2018 A, RB(b)	5.50%	12/15/2048	2,260	2,224,968
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	425,138
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	175	169,906
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,377,085
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(b)(f)	0.00%	12/15/2034	8,900	5,006,416
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(b)	6.00%	07/01/2043	1,885	1,903,321
Series 2023, RB(b)	6.25%	07/01/2053	1,900	1,868,697
Series 2023, RB(b)	6.38%	07/01/2058	2,500	2,456,386
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	811,416
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	326	326,136
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,365	1,364,898
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(b)	5.50%	07/01/2046	4,135	3,809,248
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(c)	5.88%	11/01/2037	2,140	1,877,706
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(b)	9.50%	04/01/2052	$7,900	$6,839,498
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.50%	09/01/2046	2,400	2,263,264
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(b)	6.00%	07/01/2035	1,025	1,025,480
Series 2015, RB(b)	6.13%	07/01/2045	3,310	3,309,949
Series 2019, RB	5.13%	07/01/2039	650	620,728
Series 2019, RB	5.25%	07/01/2049	810	718,430
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(b)	5.63%	06/15/2045	500	499,992
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(b)	5.00%	07/01/2056	4,285	3,377,204
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(b)	6.88%	11/15/2052	7,500	7,950,584
Series 2022, RB(b)	7.00%	11/15/2057	3,975	4,227,296
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(b)	6.50%	11/01/2047	5,530	5,433,387
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,317,004)(b)(g)	6.00%	12/01/2036	3,315	3,329,970
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(b)(g)	6.00%	12/01/2046	6,310	6,319,022
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(c)(h)	5.50%	10/01/2033	5,853	6,068,987
Series 2021 C, RB(b)(c)	5.50%	10/01/2033	22,616	23,449,409
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(c)	6.25%	06/01/2026	100	100,000
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(b)	5.60%	07/01/2031	131	131,202
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy);
Series 2023, RB(b)	5.50%	06/15/2047	11,245	10,965,899
Series 2023, RB(b)	5.75%	06/15/2053	5,000	4,874,352
Series 2023, RB(b)	5.75%	06/15/2058	15,000	14,438,397
Series 2024, RB(b)	5.00%	06/15/2044	1,330	1,250,066
Series 2024, RB(b)	5.00%	06/15/2054	4,735	4,131,851
Series 2024, RB(b)	5.00%	06/15/2059	715	611,390
Series 2024, RB(b)	5.00%	06/15/2064	15,525	13,080,010
Sierra (City of), AZ Vista Industrial Development Authority (Desert Star Academy); Series 2026, RB(b)	6.75%	06/15/2061	4,660	4,390,360
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	4,300	4,352,297
Series 2025, RB	6.50%	06/15/2055	3,850	3,925,715
Southside Community Facilities District No. 1; Series 2008, RB(i)	7.25%	07/01/2032	506	472,485
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(b)	6.50%	08/01/2048	3,640	3,643,415
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,155	1,187,290
Series 2025, RB	5.63%	12/01/2060	3,775	3,850,227
				190,317,601
Arkansas–0.32%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	10,000	10,143,844
Arkansas (State of) Development Finance Authority (United States Steel Co.); Series 2026, RB(b)(c)(d)	4.25%	03/03/2036	13,500	13,541,886
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds (Acquired 06/15/2007; Cost $2,824,688)(g)(i)	6.25%	02/01/2038	3,930	3,930,000
				27,615,730
California–11.20%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(e)(h)	5.45%	10/01/2052	12,845	7,495,991
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	90	90,195
California (State of); Series 2025, GO Bonds(j)	5.25%	09/01/2053	20,000	21,341,904
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(f)	0.00%	06/01/2050	520,920	121,447,185
Series 2006 B, RB(f)	0.00%	06/01/2050	107,400	19,758,238
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	$13,745	$13,766,111
Series 2006 C, RB(f)	0.00%	06/01/2055	212,950	21,471,791
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	4,880	4,886,510
Series 2006 A, RB(f)	0.00%	06/01/2046	127,310	35,452,156
Series 2006 B, RB(f)	0.00%	06/01/2046	33,920	9,114,178
Series 2006 C, RB(f)	0.00%	06/01/2055	215,100	24,659,301
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	14,725	2,457,554
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,770	1,770,000
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	12.00%	11/02/2026	81,425	45,598,000
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(b)	5.00%	01/01/2056	4,200	3,642,989
California (State of) Infrastructure & Economic Development Bank (Wonderful Foundations Charter School Portfolio); Series 2020, RB(b)	5.00%	01/01/2055	5,200	4,540,901
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	19,032	17,809,232
Series 2026 A-1, RB	4.05%	07/20/2041	7,837	7,741,918
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	11,095	11,124,913
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(b)	6.38%	06/15/2064	2,250	2,369,974
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(c)(g)(k)	7.50%	07/01/2032	6,075	68,344
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(c)(g)(k)	8.00%	07/01/2039	14,995	168,694
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(c)(g)(k)	7.50%	07/01/2032	2,650	29,812
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(b)(c)	5.00%	11/21/2045	16,050	16,051,775
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(b)	10.00%	05/15/2028	3,000	4,139,790
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(b)	6.63%	06/01/2065	9,500	10,086,684
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(b)(d)(l)	6.50%	07/01/2027	2,515	2,608,915
Series 2017, RB(b)	6.50%	07/01/2050	1,865	1,659,764
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(b)	5.25%	07/01/2051	5,945	5,901,226
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.00%	05/01/2027	115	115,528
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.75%	05/01/2037	900	905,333
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.88%	05/01/2047	1,230	1,232,352
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(b)	5.13%	06/01/2047	595	573,833
Series 2017 A, RB(b)	5.25%	06/01/2052	665	628,634
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB (Acquired 01/16/2019; Cost $1,470,531)(b)(g)	5.25%	07/01/2052	1,450	1,440,743
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,675	6,677,034
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,700	1,731,724
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,062,417
California Educational Facilities Authority; Series 2025, RB(j)(m)	5.00%	10/01/2055	17,100	18,037,846
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(f)	0.00%	08/01/2042	7,780	3,742,245
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	160,000	15,999,408
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	715	716,933
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(c)	4.00%	05/15/2050	10,500	9,487,564
Series 2022 A, RB(c)	4.00%	05/15/2049	13,575	12,372,165
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(c)	5.00%	05/15/2048	$30,000	$30,294,969
Series 2022, RB(c)	4.00%	05/15/2047	10,250	9,545,813
Los Angeles County Public Works Financing Authority;
Series 2025, RB(j)	5.25%	12/01/2050	12,280	13,268,458
Series 2025, RB(j)	5.25%	12/01/2054	4,555	4,883,160
Morongo Band of Mission Indians (The); Series 2018 A, RB(b)(d)(l)	5.00%	10/01/2028	4,500	4,754,485
Municipal Improvement Corp. of Los Angeles; Series 2025, RB(j)	5.50%	05/01/2055	20,250	21,739,564
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2036	3,555	3,523,122
Series 2016, Ref. RB	5.00%	11/01/2039	5,440	5,388,714
Series 2017, Ref. RB	5.00%	11/01/2042	5,035	4,850,513
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,160
Rib Floater Trust; Series 2026, VRD RB (LOC - Barclays Bank PLC)(b)(c)(n)(o)	1.77%	03/04/2027	7,745	7,745,000
San Diego (City of), CA;
Series 2025, RB(c)(j)(m)	5.00%	07/01/2048	5,000	5,107,624
Series 2025, RB(c)(j)(m)	5.00%	07/01/2053	15,000	15,225,336
Series 2025, RB(c)(j)(m)	5.25%	07/01/2058	20,000	20,637,612
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2046	8,040	7,541,862
Series 2021 B, RB(c)	4.00%	07/01/2051	6,960	6,200,197
Series 2021 B, RB (INS - AGI)(c)(e)	4.00%	07/01/2051	16,750	15,149,298
Series 2021 B, RB(c)	5.00%	07/01/2056	5,180	5,222,626
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(c)	4.00%	05/01/2050	13,845	12,529,553
Series 2025, RB(c)(j)(m)	5.00%	05/01/2049	90,485	91,211,377
Series 2025, RB(c)(j)(m)	5.50%	05/01/2055	23,000	24,412,332
San Francisco (City & County of), CA Public Utilities Commission; Series 2025 D, RB(j)	5.00%	11/01/2055	10,955	11,560,438
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	60,785	34,904,765
Series 2007 A, RB(f)	0.00%	06/01/2047	58,990	14,632,764
Series 2007 B, RB(f)	0.00%	06/01/2047	13,505	3,349,983
Series 2007 C, RB(f)	0.00%	06/01/2056	61,600	6,257,630
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2037	6,245	4,221,444
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2038	12,115	7,815,475
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2041	14,735	8,248,516
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2043	17,145	8,614,101
Sweetwater Union High School District; Series 2022, GO Bonds(j)	5.00%	08/01/2052	47,500	49,271,380
University of California; Series 2025, RB(j)(m)	5.00%	05/15/2053	17,150	18,129,402
				979,260,477
Colorado–10.36%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,161,572
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,510,985
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,929,444
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,121,841
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	927,133
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,788,235
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,152	3,156,445
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,168,047
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	500,090
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,101,372
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,992,016
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,774	2,779,051
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	211	211,003
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Brickyard Metropolitan District No. 1;
Series 2025, GO Bonds	7.00%	12/01/2045	$3,650	$3,652,014
Series 2025, GO Bonds	7.25%	12/01/2057	10,435	10,164,774
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	759,221
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,175,764
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	810	810,214
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	2,000	1,763,066
Series 2024, GO Bonds(b)	8.25%	12/01/2053	4,218	4,266,709
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,854,405
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,925,913
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,171,017
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,214,714
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,926	3,946,825
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	582,801
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,021,114
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,268	1,270,748
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(b)	5.75%	04/01/2059	2,250	2,180,576
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,841,518
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,286,119
Series 2021 A, RB	5.00%	05/15/2058	10,000	7,201,055
Series 2025 A, Ref. RB(b)	8.75%	05/15/2058	10,380	10,318,898
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,829,349
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,061,305
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(b)	7.50%	12/15/2050	3,490	3,494,375
Colorado State University Research Foundation; Series 2025 A, RB(b)	5.50%	03/01/2065	18,000	17,757,763
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(b)	5.38%	03/01/2055	5,000	4,925,884
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(p)	7.00%	12/01/2055	18,500	6,819,672
Cottonwood Creek Metropolitan District No. 5; Series 2025, GO Bonds(b)(h)	7.25%	12/01/2055	10,545	8,546,493
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(i)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	568,733
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(b)	7.25%	12/01/2052	3,600	3,610,234
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(d)(f)(l)	0.00%	06/02/2026	65,502	46,215,476
Series 2025 B, GO Bonds(d)(l)	9.25%	06/02/2026	17,728	18,262,508
Series 2026, Ref. GO Bonds(f)	0.00%	12/01/2033	111,785	67,275,567
Denver (City & County of), CO;
Series 2021 A, RB	4.00%	08/01/2051	13,000	11,972,572
Series 2022 A, RB(c)	4.13%	11/15/2053	7,000	6,295,861
Series 2022 D, Ref. RB(c)(j)	5.75%	11/15/2045	10,000	10,862,941
Series 2022 D, Ref. RB(c)(j)	5.00%	11/15/2053	27,500	27,821,206
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	5,000	5,004,526
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,115,324
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,131,085
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,283	2,289,907
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	19,886	20,482,129
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	895,112
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(b)	8.00%	12/15/2051	1,910	1,913,489
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(b)	5.75%	12/01/2046	2,700	2,783,792
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	1,938	1,944,205
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,504,096
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,810	7,251,839
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(b)	6.00%	12/01/2049	2,965	2,973,390
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	$933	$934,868
Series 2023 B, GO Bonds(b)	9.00%	12/15/2047	968	970,190
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	3,083,394
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(b)	4.75%	12/01/2051	3,000	2,384,328
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(b)	8.25%	12/15/2053	2,983	2,986,619
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	20,944,571
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,330	2,350,028
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,329,885
Jefferson Center Metropolitan District No. 2;
Series 2026 A, Ref. RB(b)	6.00%	12/01/2056	6,000	6,039,863
Series 2026, Ref. RB	8.13%	12/15/2056	10,000	9,816,231
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,088,700
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	1,999,274
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,763,493
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,827,285
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,637,376
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	3,150,386
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,175,251
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(b)	7.00%	11/01/2052	7,000	7,088,545
Series 2022 A, GO Bonds(b)	7.38%	11/01/2052	10,830	11,389,643
Series 2022 B, GO Bonds(b)	9.25%	12/01/2052	9,189	9,188,064
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	601,237
Legato Community Authority; Series 2021 B, RB	8.25%	12/15/2051	2,000	1,993,425
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,915,947
Lochbuie Station Residential Metropolitan District; Series 2024 B, GO Bonds	6.25%	12/15/2044	536	544,583
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	641,262
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,788,585
Series 2022 A-2, Ref. GO Bonds(h)	7.00%	12/01/2051	11,285	10,614,054
Millers Landing Business Improvement District;
Series 2018 A, RB(b)	6.00%	12/01/2048	7,575	7,392,261
Series 2018 B, RB(b)	8.00%	12/01/2048	2,160	2,052,203
Mineral Business Improvement District; Series 2024 B, GO Bonds(b)	8.50%	12/15/2054	520	517,106
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	3,102,434
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,461,156
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	958	930,643
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,715,823
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	843,185
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,498,373
Series 2022, RB	7.00%	12/01/2034	4,822	5,003,281
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,881,569
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(b)	6.00%	12/01/2054	4,500	4,525,466
Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,670	2,672,666
MW Retail Business Improvement District;
Series 2024, RB(b)	6.00%	12/01/2054	2,390	2,146,802
Series 2025 A, RB(b)	6.38%	12/01/2054	640	604,880
Newlin Crossing Metropolitan District; Series 2024 B, GO Bonds(b)	7.75%	12/15/2054	604	604,331
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,103,296
Palisade Metropolitan District No. 2;
Series 2024 C, RB(b)	8.00%	12/15/2037	1,500	1,519,138
Series 2024, Ref. RB(b)(h)	5.88%	12/15/2054	1,950	1,918,544
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,247,751
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	$1,700	$1,799,309
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,628,632
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,482,571
Penrith Park Metropolitan District; Series 2024 C, GO Bonds	6.25%	12/15/2054	1,035	1,043,378
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(b)	6.50%	08/01/2053	4,473	4,575,105
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,248,707
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,058,189
Prairie Farm Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2048	544	544,485
PV-ERU Holding Trust; Series 2019, RB(f)(i)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	9,500	6,166,437
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,949,146
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	535,212
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,369,408
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	676,608
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	953,439
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,050,516
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,476,983
Series 2022 B, RB	7.75%	12/15/2052	5,000	5,001,783
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(b)	5.00%	12/01/2051	2,500	2,313,032
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,375,061
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	24,075	23,590,315
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(b)	8.25%	12/15/2050	605	606,135
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,869,137
Series 2023 B, RB	9.25%	12/15/2053	891	860,782
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,698,342
Series 2021 C, GO Bonds(b)	7.63%	12/15/2052	8,288	8,134,104
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,354,381
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	598,790
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,615,892
Silverstone Metropolitan District No 3; Series 2026, RB	8.25%	12/15/2055	7,263	6,885,224
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,438,931
Sky Ranch Community Authority Board;
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,372,509
Series 2024 B, GO Bonds	6.50%	12/15/2054	529	529,429
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	15,000	15,405,768
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	987	810,861
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,874,028
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	809,989
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(b)	9.50%	12/15/2045	294	295,509
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,019	1,021,572
Spring Valley Metropolitan District No. 4; Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,814,286
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(b)(h)	6.75%	09/20/2054	3,500	2,611,531
Series 2024 B, GO Bonds(b)	8.75%	09/20/2054	2,100	2,102,331
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(b)	8.00%	12/15/2055	5,000	5,092,717
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sterling Ranch Community Authority Board;
Series 2022 A, Ref. RB	6.75%	12/01/2053	$27,225	$28,557,430
Series 2023, RB	8.38%	12/15/2054	7,500	7,502,126
Series 2024 A, Ref. RB(b)	5.75%	12/01/2054	2,700	2,729,959
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	970,934
Series 2024 B, Ref. RB(b)	8.25%	12/15/2054	1,475	1,475,639
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	920,647
Series 2024, RB	5.63%	12/01/2043	793	824,788
Series 2025, RB	6.88%	12/15/2055	1,700	1,713,389
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	921	923,699
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,511,500
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	1,001,845
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,051,925
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,571,949
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,552	1,554,559
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	508,034
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,982,844
Verve Metropolitan District No. 1; Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,819,221
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(b)	5.63%	12/01/2048	1,332	1,335,082
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	834	834,823
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,537,784
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,160,909
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,793,280
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	6,948	6,965,194
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	756,275
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(b)	6.50%	10/15/2054	645	645,602
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,874,537
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,663	1,633,306
				905,238,612
Connecticut–0.30%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(b)	12.00%	09/01/2030	3,250	3,799,642
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	17,150	18,223,233
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(k)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(k)	6.05%	07/01/2031	13,420	3,891,801
				25,971,076
District of Columbia–2.20%
District of Columbia; Series 2026 C, VRD GO Bonds(n)	1.72%	06/01/2051	10,000	10,000,000
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	18,940	19,524,911
Series 2006 C, RB(f)	0.00%	06/15/2055	900,680	79,748,099
Series 2006 D, RB(f)	0.00%	06/15/2055	555,000	42,121,503
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,728,791
Series 2021 A, Ref. RB(c)	4.00%	10/01/2051	15,800	14,108,722
Washington Metropolitan Area Transit Authority; Series 2025, RB(j)(m)	5.50%	07/15/2060	16,000	17,117,899
				192,349,925
Florida–10.45%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(b)(d)	6.30%	07/01/2043	1,825	1,907,990
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	670	631,901
Series 2016, RB	6.00%	05/01/2047	1,655	1,656,223
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,235	2,270,960
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	$1,155	$1,155,988
Ave Maria Stewardship Community District (Phase 5); Series 2025, RB	5.60%	05/01/2056	1,655	1,644,562
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,449,128
Series 2024, RB(b)	5.25%	05/01/2055	6,840	6,780,106
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,533,066
Braddock Lakes Community Development District; Series 2025, RB	5.75%	05/01/2055	2,035	2,018,088
Broward (County of), FL;
Series 2019 A, RB(c)	4.00%	10/01/2049	8,000	7,210,318
Series 2019 B, RB(c)	4.00%	09/01/2049	10,000	8,835,993
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	18,369,276
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	755	755,412
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(b)	7.25%	01/01/2055	10,000	10,612,937
Series 2025 A, RB(b)	7.13%	01/01/2065	14,190	14,797,167
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(b)	5.00%	06/15/2064	4,790	4,274,613
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,154,755
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,635	2,239,705
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(b)	5.63%	08/01/2037	1,025	999,092
Series 2017, RB(b)	5.88%	08/01/2052	3,925	3,437,676
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(b)	5.38%	06/15/2038	850	850,386
Series 2018 A, RB(b)	5.38%	06/15/2048	1,590	1,496,843
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(b)	5.00%	12/15/2055	6,800	6,045,558
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(b)	4.00%	06/15/2051	1,130	865,386
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(b)(g)	5.75%	06/01/2054	3,735	3,328,786
Series 2019 B, RB (Acquired 04/25/2019; Cost $165,000)(b)(g)	6.00%	06/01/2028	165	162,563
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(b)	5.25%	12/01/2058	19,805	18,647,154
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(b)	5.00%	10/15/2047	1,100	1,055,289
Series 2017 A, RB(b)	5.00%	10/15/2052	755	700,854
Capital Trust Agency, Inc. (Wonderful Foundations Charter School Portfolio); Series 2020, RB(b)	5.00%	01/01/2055	3,250	2,798,266
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(b)	5.25%	06/01/2064	5,000	4,411,079
Series 2025, RB(b)	6.50%	07/01/2055	1,815	1,854,688
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(b)	8.50%	06/15/2035	470	481,220
Series 2024, RB(b)	6.63%	06/15/2054	14,795	14,846,383
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(b)	7.00%	07/01/2030	665	659,871
Series 2024, RB(b)	5.25%	07/01/2059	5,130	4,589,509
Series 2025, RB(b)	6.13%	07/01/2055	2,520	2,533,662
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(b)	5.25%	07/01/2050	2,000	1,973,993
Series 2025, RB(b)	5.25%	07/01/2055	1,200	1,166,566
Series 2025, RB(b)	5.38%	07/01/2065	5,095	4,917,858
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(b)	6.50%	12/15/2053	2,535	2,356,997
Series 2023, RB(b)	6.50%	12/15/2058	3,100	2,841,402
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	3,853,418
Series 2024, RB	5.13%	12/15/2059	3,925	3,554,127
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(b)	5.13%	06/15/2050	410	382,639
Series 2025, Ref. RB(b)	5.25%	06/15/2059	1,000	920,221
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	$760	$764,167
Series 2015, RB	5.75%	11/01/2047	1,850	1,855,836
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,574,282
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	1,340	1,343,053
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(c)	6.13%	10/01/2055	4,125	4,264,640
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(i)(k)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,106,305
Series 2025, RB	6.00%	05/01/2055	2,200	2,254,894
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(b)	5.00%	12/01/2037	1,150	1,151,568
Series 2017 A, RB(b)	5.00%	12/01/2047	1,875	1,746,423
Connerton East Community Development District; Series 2025, RB	5.50%	06/15/2055	1,000	1,002,848
Creekside Community Development District; Series 2006, RB (Acquired 04/12/2007; Cost $1,181,323)(g)(k)	5.20%	05/01/2038	1,187	558,240
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,490	3,463,069
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	60	60,313
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)(k)	12.00%	07/15/2028	38,125	10,675,000
Series 2024, Ref. RB (Acquired 07/14/2025; Cost $1,765,500)(c)(g)	5.00%	07/01/2035	2,200	1,562,000
Series 2024, Ref. RB (Acquired 12/09/2024-07/14/2025; Cost $22,871,727)(c)(g)	5.00%	07/01/2041	23,710	16,834,100
Series 2024, Ref. RB (Acquired 04/14/2025-12/22/2025; Cost $19,388,885) (INS - AGI)(c)(e)(g)	5.00%	07/01/2044	20,035	19,763,951
Series 2024, Ref. RB (Acquired 07/23/2025; Cost $5,704,471) (INS - AGI)(c)(e)(g)	5.25%	07/01/2047	6,000	6,015,161
Series 2024, Ref. RB (Acquired 04/26/2024-07/14/2025; Cost $82,330,061)(c)(g)	5.25%	07/01/2047	85,045	60,381,950
Series 2024, Ref. RB (Acquired 01/06/2025; Cost $2,270,379)(c)(g)	5.50%	07/01/2053	2,245	1,593,950
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB (Acquired 12/20/2024; Cost $26,852,000)(b)(c)(d)(g)(k)	10.00%	07/15/2028	27,400	7,672,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $42,600,000)(b)(c)(d)(g)(k)	10.00%	06/15/2026	42,600	27,690,000
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(b)	6.00%	08/15/2057	3,250	3,068,836
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(b)	5.00%	07/15/2046	6,045	5,811,341
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	300,147
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	907,803
Florida Local Government Finance Commission; Series 2025, RB(b)	11.00%	12/22/2030	2,660	2,792,818
Gas Worx Community Development District; Series 2025, RB(b)	6.00%	05/01/2057	2,250	2,299,415
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $3,423,707)(g)(k)	7.00%	03/01/2030	3,424	1,883,039
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(f)(g)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(c)	4.00%	10/01/2052	25,100	22,033,503
Series 2019 A, RB(c)	4.00%	10/01/2049	16,490	14,733,117
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,027,311
Series 2024, RB	5.80%	05/01/2054	1,000	1,004,559
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	210	210,188
Hillsborough (County of), FL; Series 2025, RB(j)	5.25%	11/15/2049	21,985	23,227,915
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2022 A, RB(c)	5.00%	10/01/2047	10,000	10,172,412
Series 2022 A, RB(c)	4.00%	10/01/2052	14,800	13,092,623
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2020 D, Ref. VRD RB (LOC - TD Bank, N.A.)(n)(o)	2.05%	11/15/2042	30,000	30,000,000
Hillsborough County Industrial Development Authority; Series 2025, RB(j)	5.50%	11/15/2054	30,000	31,930,554
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,985,555
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	$420	$428,228
Series 2024 A, RB	5.63%	05/01/2055	685	684,542
Indigo Community Development District; Series 2005, RB(i)	5.75%	05/01/2036	2,775	2,220,335
JEA Water & Sewer System; Series 2025, RB(j)	5.25%	10/01/2055	20,000	21,119,280
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(b)	5.00%	01/15/2049	820	724,199
Series 2019, RB(b)	5.00%	01/15/2054	635	541,953
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	5,000	4,907,032
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(b)	5.50%	07/15/2048	1,685	1,605,121
Series 2018 A, RB(b)	5.75%	07/15/2053	1,930	1,848,585
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	431,123
Series 2024 A, RB	5.60%	05/01/2055	685	677,290
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	845	900,418
Series 2023, RB	6.38%	05/01/2054	1,135	1,188,595
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	725	735,679
Lee (County of), FL;
Series 2017, RB(f)(i)	0.00%	01/01/2052	21,000	0
Series 2021 B, RB(c)	4.00%	10/01/2051	10,000	8,929,571
Series 2024, RB(c)	5.25%	10/01/2049	27,650	28,627,452
Series 2026 A-1, RB(c)	5.25%	10/01/2044	1,375	1,487,129
Series 2026 A-1, RB(c)	5.25%	10/01/2045	1,300	1,393,217
Series 2026 A-1, RB(c)	5.25%	10/01/2046	1,000	1,061,336
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark);
Series 2026, Ref. RB(b)	5.75%	10/01/2050	740	747,022
Series 2026, Ref. RB(b)	6.00%	10/01/2061	750	759,373
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(b)	5.00%	12/01/2027	325	288,346
Series 2017 A, RB(b)	5.38%	12/01/2032	1,000	815,841
Series 2017 A, RB(b)	5.63%	12/01/2037	3,380	2,691,622
Series 2017 A, RB(b)	5.75%	12/01/2052	18,210	13,492,308
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	1,855	1,857,156
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(b)	5.85%	05/01/2055	1,000	1,002,052
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	1,019,696
Series 2025, RB	5.80%	05/01/2055	1,650	1,655,684
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	485	445,105
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	145	145,985
Miami-Dade (County of), FL;
Series 2018, RB	4.00%	07/01/2045	11,000	10,701,453
Series 2022, RB	5.00%	07/01/2051	15,000	15,464,676
Series 2023 A, Ref. RB(c)	5.00%	10/01/2047	29,145	29,627,312
Series 2025, RB(j)	5.00%	07/01/2052	10,000	10,265,761
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2046	16,935	15,408,422
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2050	39,465	34,637,306
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(j)	5.00%	10/01/2055	16,670	17,208,341
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,422,481
Naturewalk Community Development District; Series 2007 A, RB(i)(k)	5.50%	05/01/2038	4,345	1,651,100
New Port Corners Community Development District; Series 2025, RB(b)	5.50%	06/15/2055	1,000	994,096
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	520	543,120
Series 2023, RB	6.00%	05/01/2054	780	799,141
Northridge Community Development District; Series 2025, RB(b)	6.00%	05/01/2055	2,335	2,382,084
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(b)	5.75%	05/15/2060	1,690	1,712,995
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2051	$4,775	$1,229,197
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	4,570	985,778
Palm Beach (County of), FL;
Series 2025, RB(b)	5.75%	10/01/2055	4,500	4,672,347
Series 2025, RB(b)	6.75%	10/01/2055	1,100	1,141,070
Series 2025, RB(b)	5.75%	10/01/2065	7,500	7,720,514
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2049	10,000	10,054,043
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,446,464
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,106,621
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,772,074
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,430	6,513,353
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,260	1,267,703
PBR Community Development District; Series 2026 A-2, Ref. RB	5.13%	03/01/2056	650	637,674
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(b)(c)(g)(i)(k)	5.88%	01/01/2033	22,370	3,402,281
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $7,011,167)(g)(k)	5.60%	05/01/2036	5,905	2,952,500
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	1,014,032
Reunion East Community Development District;
Series 2002 A-2, RB(k)	7.38%	05/01/2033	1,425	14
Series 2005, RB(k)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	100	100,098
Rivers Edge III Community Development District; Series 2025, RB	6.00%	05/01/2056	1,000	1,027,471
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,279,893
Series 2023, RB	6.38%	11/01/2053	1,400	1,463,180
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,556,968
Series 2023, RB	5.75%	05/01/2053	2,320	2,353,395
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,565	2,427,881
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,195	1,250,748
Series 2023, Ref. RB	5.70%	05/01/2054	1,250	1,279,544
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $5,615,499)(g)(k)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,645	4,647,205
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $4,142,776)(g)(k)	6.60%	05/01/2036	3,800	1,900,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	480	480,434
Three Rivers Community Development District; Series 2025, RB	5.75%	05/01/2056	4,805	4,741,550
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	870,434
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	7,925	7,932,400
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	730,171
Series 2025, RB	5.65%	05/01/2056	1,000	1,003,173
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	2,010	1,976,626
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	1,625	1,687,749
Series 2023, RB	5.50%	05/01/2054	1,820	1,843,119
Venice (City of), FL (Village on the Isle);
Series 2024 A, RB(b)	5.50%	01/01/2055	1,000	999,226
Series 2024 A, RB(b)	5.63%	01/01/2060	2,000	2,009,397
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	5.25%	05/01/2036	$1,080	$1,080,710
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,815,668
Series 2016 A-2, RB	5.38%	05/01/2046	1,315	1,315,484
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,820	1,829,249
Waterstone Community Development District;
Series 2007 A, RB(h)	6.88%	05/01/2037	3,418	2,544,765
Series 2007 B, RB(f)	0.00%	11/01/2028	646	602,244
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	997,360
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,025	6,032,595
Series 2005 A-2, RB	5.75%	05/01/2036	3,350	3,301,007
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	448,826
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,571,924
Series 2022, RB	5.50%	05/01/2053	2,500	2,531,924
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,562,611
Series 2023, RB	5.63%	05/01/2053	1,500	1,527,293
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,195	1,195,367
Westside Community Development District;
Series 2019-2, RB	5.65%	05/01/2037	585	585,116
Series 2019-2, RB	7.20%	05/01/2038	300	300,051
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,150	1,189,072
Series 2023, RB	5.60%	05/01/2053	1,730	1,742,117
Wildblue Community Development District (2026);
Series 2026, RB(b)	5.35%	05/01/2046	815	820,056
Series 2026, RB(b)	5.75%	05/01/2056	1,000	1,005,877
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(b)	4.80%	05/01/2055	6,430	6,131,016
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	1,390	1,390,187
				913,070,097
Georgia–1.48%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(b)	5.56%	12/15/2048	25,000	22,845,610
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(b)	6.75%	06/15/2064	1,750	1,727,601
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(b)	6.00%	06/15/2043	480	488,039
Series 2023, RB(b)	6.40%	06/15/2053	1,850	1,857,137
Series 2023, RB(b)	6.38%	06/15/2058	1,250	1,234,878
Columbus Medical Center Hospital Authority (Piedmont Healthcare, Inc.); Series 2019, RB(d)	5.00%	07/01/2026	5,990	6,000,172
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	5,024,044
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,770,582
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,105,431
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,853,560
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,531,062
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,212,248
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB (Acquired 12/08/2021; Cost $1,430,000)(g)(k)	5.00%	03/01/2027	1,430	572,000
Series 2017, Ref. RB (Acquired 12/09/2021-12/15/2021; Cost $6,799,911)(g)(k)	5.00%	03/01/2037	6,885	2,754,000
Series 2017, Ref. RB (Acquired 05/03/2017-05/16/2022; Cost $7,377,025)(g)(k)	5.00%	03/01/2047	8,860	3,544,000
Series 2017, Ref. RB (Acquired 05/03/2017-12/08/2021; Cost $3,472,750)(g)(k)	5.13%	03/01/2052	3,475	1,390,000
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(b)	5.00%	01/01/2054	4,750	4,589,025
Georgia Housing & Finance Authority; Series 2026 A, RB	4.80%	12/01/2046	5,000	5,070,937
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(b)	5.00%	11/01/2037	8,000	7,817,690
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$2,635	$2,671,914
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,674,620
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,063,348
Series 2018 A-2, RB(d)	5.50%	12/01/2028	2,005	1,962,908
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2050	1,500	1,593,660
Series 2025, RB	5.25%	06/01/2061	2,350	2,340,796
				129,695,262
Guam–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(b)	5.00%	10/01/2033	17,690	17,187,931
Idaho–0.23%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(b)	5.50%	09/01/2053	2,000	2,004,630
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,392,787
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	705,555
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(b)	6.00%	07/01/2039	370	376,813
Series 2018 A, RB(b)	6.00%	07/01/2054	1,135	1,138,917
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(b)	6.25%	09/01/2054	5,600	5,793,405
				20,412,107
Illinois–2.20%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,498,972
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(c)	6.13%	02/20/2042	30	30,015
Chicago (City of), IL (O’Hare International Airport);
Series 2024 A, RB(c)	5.50%	01/01/2059	16,860	17,456,159
Series 2026 A, RB	5.00%	01/01/2047	3,500	3,679,782
Series 2026 A, RB	5.25%	01/01/2056	5,000	5,225,795
Chicago (City of), IL Board of Education;
Series 2016, RB	6.00%	04/01/2046	5,700	5,770,107
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,200	3,228,172
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	649	649,532
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	5,031,565
Evanston (City of), IL (Roycemore School); Series 2021, RB(b)	4.63%	04/01/2051	1,250	1,024,808
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,680,593
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	12,689	9,691,030
Illinois (State of);
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,120,032
Series 2024 C, GO Bonds	4.00%	10/01/2048	20,000	17,908,694
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,938,809
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,788,434)(g)(k)	5.00%	02/15/2027	1,784	53,507
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $5,371,154)(g)(k)	5.00%	02/15/2037	6,243	187,274
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(g)(k)	5.13%	02/15/2045	2,782	83,471
Series 2025, Ref. RB(b)	5.88%	09/01/2046	17,855	17,824,902
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	2,049,489
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,127,507
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,866,571
Series 2017, Ref. RB	5.50%	05/15/2054	5,000	4,460,781
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(b)	5.63%	08/01/2053	3,500	3,592,217
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,022,049
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	961,956
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	2,499	2,340,964
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2042	$575	$575,299
Series 2017, Ref. RB	5.00%	08/01/2047	700	679,478
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009, VRD RB (LOC - PNC Bank, N.A.)(n)(o)	2.05%	08/01/2043	2,000	2,000,000
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,775	2,776,523
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,402,189
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(b)	5.45%	01/01/2046	1,605	1,605,047
Series 2016 A, RB(b)	5.60%	01/01/2056	1,775	1,752,485
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(e)(f)	0.00%	12/15/2041	2,000	1,051,786
Illinois Finance Authority; Series 2019, RB	4.00%	09/01/2041	6,625	5,706,886
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	27,200	27,391,537
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	995	1,013,868
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,067,019
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,000,178
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,006	958,920
Southwestern Illinois Development Authority; Series 2006, RB(k)	5.63%	11/01/2026	657	131,457
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	12,750	12,578,121
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,801,563
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,184	1,184,236
				192,181,345
Indiana–1.83%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,065,288
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(b)	5.38%	01/01/2040	2,705	2,447,766
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,640	11,038,780
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,290,056
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(b)	5.63%	01/01/2038	7,000	6,889,641
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	350	339,760
Series 2017, RB	5.35%	01/01/2038	3,850	3,670,306
Indiana (State of) Finance Authority; Series 2025, RB(b)	6.38%	10/15/2060	1,145	1,149,725
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(b)	5.90%	07/01/2038	770	770,088
Series 2018 A, Ref. RB(b)	6.00%	07/01/2048	1,185	1,175,905
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	3,750	3,686,070
Series 2025, RB	5.25%	07/01/2055	2,400	2,202,383
Series 2025, RB	5.75%	07/01/2060	2,600	2,529,976
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,640	3,640,125
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(b)	5.38%	10/01/2040	11,800	10,130,396
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,725,166
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(b)	5.00%	01/01/2039	6,735	6,441,028
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	22,247,769
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(b)	5.25%	11/01/2040	5,115	4,399,208
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	905	870,745
Series 2017, RB	5.88%	01/01/2037	10,000	9,771,010
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	695	695,401
Series 2017, RB	5.80%	01/01/2037	5,160	5,167,087
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,964,747
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	$17,035	$17,042,679
Mishawaka (City of), IN (Silver Birch of Mishawaka); Series 2017, RB(b)	5.10%	01/01/2032	310	303,450
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(b)	5.38%	01/01/2038	6,975	6,870,445
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,785	7,785,671
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,839,728
				160,150,399
Iowa–0.65%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,405,432
Series 2018, RB	6.00%	10/01/2048	2,880	2,775,758
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	11,250	11,252,627
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	13,119,855
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,852,970
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	736,541
Series 2018, RB	5.13%	08/01/2048	3,500	3,124,410
Series 2018, RB	5.25%	08/01/2055	4,000	3,527,679
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(c)	5.00%	12/01/2051	5,710	4,981,334
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(b)	6.00%	11/01/2042	7,210	7,310,179
				57,086,785
Kansas–0.34%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,389,497
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2060	2,500	2,513,276
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	10,003,489
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	5,890	5,795,771
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,263,198
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(b)	4.75%	03/01/2041	2,050	2,029,160
Series 2026, RB(b)	5.50%	03/01/2046	4,990	5,014,294
				30,008,685
Kentucky–0.33%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(b)(c)	4.70%	01/01/2052	5,500	5,213,297
Louisville and Jefferson County Metropolitan Sewer District; Series 2025, RB(j)	5.00%	05/15/2053	16,685	17,189,861
Ludlow (City of), KY; Series 2023, RB(b)(h)	7.50%	03/01/2053	7,750	6,467,500
				28,870,658
Louisiana–1.57%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,228,872
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(b)(c)	5.25%	05/01/2043	1,220	1,136,859
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,958,112
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,997,355
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(b)	4.40%	11/01/2044	2,620	2,554,254
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(b)	3.88%	11/01/2045	3,585	3,227,749
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds); Series 2018, RB(b)	5.38%	11/01/2038	1,515	1,550,528
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy);
Series 2025, RB(b)	6.15%	06/15/2055	2,500	2,561,809
Series 2025, RB(b)	6.00%	06/15/2059	5,200	5,251,074
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.75%	09/01/2064	40,830	42,275,721
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,579,222
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(b)(c)(d)	6.75%	10/01/2028	$11,000	$11,647,165
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $24,476,649)(b)(g)	9.00%	12/01/2044	25,935	22,935,135
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(b)	6.35%	07/01/2040	5,115	5,544,292
Series 2010 2, RB(b)	6.35%	10/01/2040	440	476,881
				136,925,028
Maine–0.16%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(c)(d)	4.63%	06/01/2035	2,125	2,198,581
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(c)	6.88%	10/01/2026	12,265	12,289,217
				14,487,798
Maryland–0.59%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,100,995
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,361,291
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,813,528
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,402,297
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,672,723
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,222,560
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,008,643
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,113,488
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,265,043
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,545,543
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,541,506
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(c)	5.25%	06/30/2052	7,000	7,016,312
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(c)	5.25%	06/30/2055	9,290	9,303,814
				51,367,743
Massachusetts–1.51%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(j)	5.00%	11/01/2052	27,815	28,684,961
Series 2025, RB(j)	5.00%	06/01/2050	15,000	15,547,727
Series 2025, RB(j)	5.00%	06/01/2052	15,000	15,443,066
Series 2025, RB(j)(m)	5.25%	07/01/2052	13,705	14,533,781
Massachusetts (Commonwealth of) Development Finance Agency (Brown University);
Series 2025, RB	5.25%	08/15/2045	5,805	6,184,270
Series 2025, RB	5.50%	08/15/2050	9,510	10,092,172
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute);
Series 2026, Ref. RB	5.00%	12/01/2044	4,000	4,281,803
Series 2026, Ref. RB	5.00%	12/01/2045	3,350	3,555,646
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(b)	5.13%	11/15/2046	4,565	4,623,072
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2057	3,100	2,992,971
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	6,350	6,783,363
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	3,500	3,538,108
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(c)(j)	5.00%	07/01/2046	15,000	15,384,512
				131,645,452
Michigan–1.21%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,146,869
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,430	1,441,159
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,394,939
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,963,174
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	$4,365	$4,230,075
Series 2019 A, Ref. RB	5.75%	04/01/2049	18,320	16,367,691
Series 2019 A, Ref. RB	5.75%	04/01/2054	8,290	7,202,715
Series 2019 B, RB	6.00%	04/01/2027	915	899,319
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(b)	6.25%	08/15/2061	2,240	2,291,307
Michigan (State of); Series 2025, RB(j)	5.50%	11/15/2049	13,180	14,187,802
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,351,720
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,829,895
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB (Acquired 11/08/2010; Cost $800,000)(g)	5.90%	12/01/2030	800	799,991
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,023,132
Michigan (State of) Housing Development Authority; Series 2023 A, RB(j)	5.15%	10/01/2058	20,000	20,371,984
Michigan (State of) Public Educational Facilities Authority;
Series 2005 A, RB (Acquired 12/09/2005; Cost $1,400,000)(g)	6.00%	12/01/2035	1,400	1,369,919
Series 2007, RB	6.50%	12/01/2037	465	465,266
Michigan (state of) Tobacco Settlement Finance Authority; Series 2008 C, RB(f)	0.00%	06/01/2058	579,475	10,212,899
Wayne (County of), MI; Series 1999, RB(c)	6.00%	12/01/2029	12,875	12,906,839
				105,456,695
Minnesota–1.14%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,312,875
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	903,149
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,493,333
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	3,185,580
Series 2025, RB	6.00%	05/01/2055	3,250	3,334,277
Series 2025, RB	6.00%	05/01/2060	3,000	3,048,009
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,634	6,044,027
Series 2016 B, RB	6.50%	11/01/2035	2,988	2,091,365
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	7,317,640
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(c)	5.00%	12/01/2050	6,630	5,531,459
Series 2021 B, RB(b)	6.50%	12/01/2026	170	168,789
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	8,035	7,835,511
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,416,468
Series 2021 B, RB	6.00%	07/01/2028	255	251,339
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(c)	6.85%	12/01/2029	6,685	6,700,438
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,500	1,499,950
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,191,970
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(b)	6.25%	07/01/2037	1,075	1,083,420
Series 2017 A, RB(b)	6.50%	07/01/2048	4,740	4,755,187
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,080,928
Oakdale (City of), MN; Series 2025, Ref. RB	5.50%	12/01/2045	2,595	2,633,621
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	5,200	5,203,315
Shakopee (City of), MN; Series 2025, Ref. RB	5.88%	11/01/2065	3,000	3,049,644
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	877	824,475
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(b)	5.50%	07/01/2052	1,075	1,024,217
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	923,418
Series 2019, RB	5.00%	07/01/2055	1,000	895,694
				99,800,098
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.44%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	$10,000	$10,579,222
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 K, VRD RB(n)	2.05%	11/01/2035	23,900	23,900,000
Stonebridge Public Improvement District; Series 2007, RB(k)	7.50%	10/01/2042	16,410	4,430,700
				38,909,922
Missouri–0.86%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(g)(k)	5.75%	06/01/2026	4,900	1,470,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment); Series 2005 A, RB(i)	7.05%	05/01/2027	6,690	5,017,500
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	6.13%	12/01/2036	570	228,000
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,420	2,806,659
Chesterfield Valley Transportation Development District; Series 2018, RB	5.50%	05/15/2046	2,254	2,254,302
Dardenne Town Square Transportation Development District; Series 2006 A, RB(i)(q)	5.00%	05/01/2036	3,825	1,338,750
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(b)	5.25%	12/01/2048	4,900	4,904,055
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(b)	5.00%	06/01/2046	2,465	2,492,304
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(c)	5.00%	03/01/2054	11,765	11,800,796
Kansas City (City of), MO Industrial Development Authority (Platte Purchase); Series 2025, Ref. RB(b)	6.00%	01/01/2048	4,100	4,205,623
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(b)	5.00%	04/01/2046	1,890	1,827,347
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,147,944
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,754,588
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,911,105
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(i)(k)	5.75%	03/01/2029	508	91,484
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2026 A, RB	5.38%	08/15/2050	600	605,782
Series 2026 A, RB	5.50%	08/15/2055	500	505,666
Series 2026 A, RB	5.63%	08/15/2061	950	960,228
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,797,490
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	3,640	3,661,407
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(b)	6.25%	10/01/2055	4,400	4,449,279
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	370	338,469
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	80	77,022
St. Louis (City of), MO;
Series 2007 A, RB(i)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(i)(q)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(i)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(i)(q)	6.00%	08/21/2026	1,660	116,200
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(i)(q)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(i)	5.50%	01/20/2028	2,030	629,300
Series 2007 B, RN(i)(k)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(k)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,216,650
Series 2018 B, RB	6.38%	04/01/2043	1,725	1,460,295
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(b)	5.88%	03/01/2033	3,100	2,992,142
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(i)(k)	5.75%	04/01/2027	975	146,250
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	6.00%	10/01/2049	$4,575	$4,594,409
				74,844,463
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(i)(q)	6.25%	09/01/2031	5,935	712,200
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	4,000	4,076,205
				4,788,405
Nebraska–0.64%
Omaha Public Power District; Series 2025, RB(j)	5.25%	02/01/2055	33,690	35,643,134
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(j)	5.00%	02/01/2055	19,500	20,224,191
				55,867,325
Nevada–0.22%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	730	731,843
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,175	1,179,943
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	930	933,995
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(c)(d)	12.00%	11/02/2026	10,670	5,975,200
Reno (City of), NV; Series 2025, RB(b)	5.25%	06/01/2054	1,000	1,003,020
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(b)(f)	0.00%	07/01/2058	16,500	2,687,771
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(c)	5.25%	07/01/2049	6,535	6,733,910
				19,245,682
New Hampshire–2.35%
New Hampshire (State of) Business Finance Authority; Series 2026 2, Class A-2, VRD RB(n)	4.40%	02/20/2043	3,735	3,664,431
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada); Series 2026, RB(b)(f)	0.00%	12/01/2040	21,065	7,549,136
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(b)(f)	0.00%	12/01/2035	16,125	8,491,198
New Hampshire (State of) Business Finance Authority (Good Land); Series 2026, RB(f)	0.00%	12/15/2039	10,000	4,196,600
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	15,800	15,578,152
Series 2025, RB	6.00%	08/01/2065	7,515	7,538,078
New Hampshire (State of) Business Finance Authority (Historymaker Empire); Series 2026, RB(b)	7.50%	02/01/2035	7,300	7,219,801
New Hampshire (State of) Business Finance Authority (Lackland); Series 2025 A, RB(b)(f)	0.00%	02/01/2035	59,145	34,156,498
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(f)	0.00%	12/15/2041	9,575	3,611,598
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(b)(f)	0.00%	12/15/2033	18,426	10,695,784
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(b)(f)	0.00%	12/01/2031	19,738	14,331,898
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	24,688	24,520,596
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(d)	4.15%	10/01/2034	4	3,744
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	17,289	16,937,038
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(f)	0.00%	04/01/2032	5,000	3,464,806
New Hampshire (State of) Business Finance Authority (The Chambers Creek); Series 2025, RB(b)(f)	0.00%	12/15/2032	6,396	4,176,427
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(b)(f)	0.00%	12/01/2034	43,000	24,500,261
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(b)	5.63%	12/15/2033	4,835	4,936,902
Series 2024, RB(b)	6.25%	12/15/2038	2,180	2,268,469
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(b)	5.25%	07/01/2039	1,400	1,409,117
Series 2019 A, RB(b)	5.63%	07/01/2046	770	773,930
Series 2019 A, RB(b)	5.75%	07/01/2054	5,430	5,435,104
				205,459,568
New Jersey–1.35%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $49,297)(b)(g)	5.75%	10/01/2026	50	49,896
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(b)(g)	5.00%	10/01/2039	$6,000	$4,672,161
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	3,255	3,259,179
Series 2000 B, RB(c)	5.63%	11/15/2030	8,550	8,562,815
Series 2003, RB(c)	5.50%	06/01/2033	8,000	8,015,246
Series 2012, RB(c)	5.75%	09/15/2027	6,135	6,145,686
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(b)	6.50%	11/01/2052	690	705,539
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(b)	5.38%	07/01/2047	1,865	1,739,747
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(b)	6.00%	10/01/2034	515	515,515
Series 2014 A, RB(b)	6.20%	10/01/2044	750	750,482
Series 2014 A, RB(b)	6.30%	10/01/2049	650	650,316
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(b)	5.38%	10/01/2050	5,000	4,599,146
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,860,000)(b)(g)	5.75%	10/01/2038	4,860	3,565,812
New Jersey (State of) Transportation Trust Fund Authority;
Series 2025 AA, RB	5.00%	06/15/2045	6,500	6,953,092
Series 2025, RB(j)(m)	5.25%	06/15/2050	20,000	21,066,268
New Jersey (State of) Turnpike Authority; Series 2025, RB(j)(m)	5.25%	01/01/2055	13,750	14,685,850
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	32,755	31,839,344
				117,776,094
New Mexico–0.04%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	615,563
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	35	35,066
Series 2015 B, RB	5.90%	09/01/2032	235	235,444
Series 2015 C, RB	5.90%	09/01/2032	305	305,576
Series 2015 D, RB(f)	0.00%	03/01/2032	330	195,908
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare); Series 2008, VRD Ref. RB(n)	2.10%	08/01/2034	2,000	2,000,000
				3,387,557
New York–14.43%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(n)	2.04%	11/01/2038	3,000	3,000,000
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026, RB(b)	5.63%	06/01/2061	2,000	1,981,967
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(b)	6.00%	07/01/2060	2,000	2,016,613
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(b)	5.38%	10/15/2055	3,000	2,900,659
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(f)	0.00%	06/01/2055	18,200	1,473,345
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(c)(g)	6.25%	06/01/2047	4,025	2,415,000
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(k)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority;
Series 2002 D, VRD Ref. RB (LOC - Truist Bank)(n)(o)	2.05%	11/01/2032	20,000	20,000,000
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,009,985
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,404,520
Series 2020 C-1, RB	4.75%	11/15/2045	15,000	15,107,667
Series 2020 C-1, RB	5.00%	11/15/2050	16,145	16,310,021
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	20,842,922
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(b)	5.00%	07/01/2054	4,290	3,844,865
Series 2024, RB(b)	5.00%	07/01/2059	1,350	1,189,191
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(b)	5.88%	07/01/2052	2,675	2,664,198
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,548,812
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	$5,715	$5,168,845
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	30,000	30,000,612
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(f)(i)	0.00%	01/01/2058	8,272	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	1,952,722
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	2,262,111
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(c)	4.00%	11/01/2059	25,765	22,436,123
Series 2020 221, RB(c)	4.00%	07/15/2055	31,230	27,628,697
Series 2020 221, RB(c)	4.00%	07/15/2060	15,590	13,563,393
Two Hundred and Eighteenth Series 2019, RB(c)(j)	5.00%	11/01/2044	46,300	47,669,017
Two Hundred Thirty-First Series 2022, Ref. RB(c)	5.50%	08/01/2047	10,000	10,675,688
Two Hundredth Series 2017, Ref. RB(j)	5.00%	10/15/2047	10,000	10,084,404
New York (City of), NY;
Series 2012, VRD GO Bonds(n)	2.00%	04/01/2042	3,405	3,405,000
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	15,000	15,724,344
Series 2025, GO Bonds(j)	5.50%	08/01/2050	10,000	10,806,291
Series 2025, RB(j)	5.00%	06/15/2051	10,000	10,258,703
Series 2025, RB(j)(m)	5.25%	02/01/2053	15,000	15,675,093
Series 2025, RB(j)	5.50%	05/01/2053	10,000	10,714,453
New York (City of), NY Municipal Water Finance Authority;
Series 2025, RB(j)	5.00%	06/15/2052	21,210	21,751,023
Series 2026, Ref. VRD RB(n)	2.05%	06/15/2041	4,000	4,000,000
New York (City of), NY Transitional Finance Authority;
Series 2022, RB(j)	5.00%	02/01/2051	12,000	12,290,074
Series 2023 A-1, RB(j)	5.00%	05/01/2053	15,500	15,884,290
Series 2023 F-1, RB	4.00%	02/01/2051	5,000	4,587,244
Series 2024 C, RB(j)(m)	5.25%	05/01/2050	30,000	31,520,565
Series 2024 C, RB(j)	5.00%	05/01/2053	20,000	20,526,090
Series 2025, VRD RB(n)	2.10%	11/01/2054	10,000	10,000,000
Subseries 2012 C-4, VRD RB(n)	2.10%	11/01/2036	1,000	1,000,000
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(j)	5.00%	03/15/2041	23,765	24,558,485
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,421,310
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,257,919
Series 2025, RB(j)(m)	5.50%	07/01/2054	30,000	32,459,298
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	10,210	8,965,430
Series 2024, Ref. RB	5.25%	05/01/2054	20,230	20,880,097
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	4,350	4,482,624
New York (State of) Power Authority (Green Bonds); Series 2025, RB (INS - AGI)(e)(j)	5.13%	11/15/2063	20,000	20,777,902
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	33,355,821
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	8,983,794
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,252,348
New York Counties Tobacco Trust V; Series 2005 S4B, RB(b)(f)	0.00%	06/01/2060	234,000	10,094,526
New York State Urban Development Corp.; Series 2022 A, Ref. RB(j)	5.00%	03/15/2045	15,520	16,351,728
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	11,200	11,692,448
Series 2020, Ref. RB(c)	5.38%	08/01/2036	9,800	10,207,877
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(c)	4.38%	10/01/2045	19,320	18,503,429
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(c)(e)	5.00%	06/30/2049	$10,000	$10,048,212
Series 2023, RB(c)	6.00%	06/30/2054	8,000	8,341,000
Series 2023, RB(c)	5.38%	06/30/2060	21,695	21,799,498
Series 2024, RB (INS - AGI)(c)(e)	5.25%	06/30/2060	24,690	25,046,373
Series 2024, RB(c)	5.50%	06/30/2060	34,245	34,694,448
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2023, RB (INS - BAM)(c)(e)	5.38%	06/30/2060	11,055	11,236,188
Series 2025, RB(c)	6.00%	06/30/2059	4,000	4,218,278
Series 2025, RB (INS - AGI)(c)(e)	6.00%	06/30/2060	5,000	5,347,772
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2023, RB(c)	6.00%	04/01/2035	21,500	23,728,716
Series 2023, RB(c)	5.63%	04/01/2040	27,500	29,219,611
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(c)(e)(h)	5.00%	12/31/2054	2,750	1,824,298
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(c)(e)	5.25%	12/31/2054	26,055	26,727,831
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(c)	5.50%	12/31/2060	30,375	30,862,039
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,423,301
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD GO Bonds(b)(n)	2.20%	06/03/2026	4,690	4,690,000
Triborough Bridge & Tunnel Authority;
Series 2025, RB(j)	5.00%	05/15/2051	59,330	60,665,655
Series 2025, RB(j)	5.25%	12/01/2054	29,165	30,871,132
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(j)	5.00%	11/15/2049	17,640	17,922,265
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,454,958
Series 2022 A, Ref. RB	4.00%	05/15/2051	9,950	9,005,632
Series 2022 D-2, RB(j)	5.25%	05/15/2047	16,700	17,773,554
Series 2025, RB(j)	5.25%	05/15/2052	25,000	26,136,458
Series 2025, RB(j)	5.25%	05/15/2059	20,000	20,878,278
Series 2025, RB(j)	5.25%	05/15/2064	29,825	31,033,885
Subseries 2023 B-1, RB(j)	5.25%	11/15/2053	34,565	36,164,250
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2023 A, RB	4.25%	05/15/2058	25,000	23,683,625
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,877,419
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	10,000	11,096,676
Westchester County Local Development Corp. (Sunrise Of Tarrytown); Series 2026, RB(b)	6.50%	12/01/2065	1,500	1,556,502
				1,261,567,437
North Carolina–0.17%
Greater Asheville Regional Airport Authority; Series 2022 A, RB (INS - AGI)(c)(e)	5.50%	07/01/2052	4,315	4,471,631
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,069,415
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	9,015,415
				14,556,461
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(b)(c)(g)(k)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(b)(c)(g)(k)	7.00%	12/15/2043	23,500	235
				265
Ohio–3.35%
Blanchard Valley Port Authority; Series 2026, RB(b)	6.25%	01/01/2046	2,100	2,126,395
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	140,460	112,311,619
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	66,800	4,463,950
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(b)	5.38%	01/01/2039	$1,500	$1,531,821
Series 2024, Ref. RB(b)	5.88%	01/01/2049	1,650	1,654,974
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(b)	4.50%	12/01/2055	725	590,179
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(b)	7.00%	11/15/2048	9,830	10,089,682
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	831,862
Series 2018, Ref. RB	5.50%	12/01/2043	2,735	2,790,233
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,916,623
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(b)	6.05%	01/01/2046	1,700	1,740,782
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(c)	5.50%	01/01/2055	13,200	13,842,967
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	13,795	13,723,560
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,885,065
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,812,229
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,812,380
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(b)	7.50%	12/01/2055	4,575	4,810,691
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,659,707
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2055	3,000	3,057,372
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,573,192
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(b)	5.00%	12/01/2040	1,625	1,674,169
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,967,435
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,989,619
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,005	1,010,059
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(c)	5.00%	07/01/2049	5,000	4,592,831
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	20,795	19,853,057
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	1,980,490
Series 2025, RB	5.50%	10/01/2057	3,645	3,557,153
Ohio (State of) Housing Finance Agency (Ashford at Central Park); Series 2026, RB(b)	6.25%	01/01/2046	1,930	1,947,025
Ohio (State of) Housing Finance Agency (Green Oaks of Fairborn); Series 2026, RB(b)	6.13%	01/01/2046	1,820	1,857,535
Ohio (State of) Housing Finance Agency (Green Oaks of Grove City); Series 2026, RB(b)	6.13%	01/01/2046	1,925	1,964,700
Ohio (State of) Housing Finance Agency (Silver Birch of Amhest);
Series 2025, RB(b)	8.75%	01/01/2039	1,165	1,149,102
Series 2025, RB(b)	6.25%	01/01/2045	3,500	3,671,445
Ohio (State of) Housing Finance Agency (Silver Birch of Bedford Height); Series 2025, RB(b)	6.38%	01/01/2045	3,560	3,758,739
Ohio (State of) Housing Finance Agency (Silver Birch of Cuyahoga); Series 2025, RB(b)	8.75%	01/01/2036	1,450	1,439,505
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(b)	6.00%	01/01/2045	2,480	2,541,260
Ohio (State of) Housing Finance Agency (Silver Birch of Mason);
Series 2025, RB(b)	8.75%	01/01/2036	615	610,494
Series 2025, RB(b)	6.10%	01/01/2046	3,535	3,632,702
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,999,739
Warren (County of), OH Port Authority;
Series 2019 D, RB(b)	4.00%	12/01/2039	2,015	1,859,356
Series 2019 D, RB(b)	5.00%	12/01/2052	3,670	3,404,061
Series 2019, RB(b)	5.25%	12/01/2052	5,930	5,134,629
				292,820,388
Oklahoma–0.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,760	3,530,916
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(b)	6.00%	06/15/2044	1,375	1,381,170
Series 2024, RB(b)	6.25%	06/15/2054	2,475	2,421,122
Series 2024, RB(b)	6.50%	06/15/2064	3,425	3,422,642
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(c)	6.50%	09/01/2026	$100	$100,236
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,000	4,512,353
Series 2025, Ref. RB(c)	6.25%	12/01/2040	2,000	2,209,530
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(b)	4.00%	12/01/2043	2,225	2,058,892
				19,636,861
Ontario–0.20%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	17,033	17,303,996
Oregon–0.43%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	991,838
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,250	1,245,943
Oregon (State of) Facilities Authority (Redmond Proficiency Academy);
Series 2025, Ref. RB(b)	5.63%	06/15/2055	810	810,706
Series 2025, Ref. RB(b)	6.00%	06/15/2065	1,245	1,265,203
Portland (Port of), OR;
Series 2023-28, RB(c)	4.00%	07/01/2042	5,000	4,828,433
Twenty Seventh Series 2020 A, RB(c)	4.00%	07/01/2050	11,680	10,503,505
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2044	5,000	2,115,106
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2045	2,500	991,881
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2046	3,660	1,359,457
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,460	3,118,856
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	3,670	3,349,017
Series 2021 A, Ref. RB	5.00%	11/15/2051	2,705	2,358,575
Series 2021 A, Ref. RB	5.00%	11/15/2056	5,260	4,479,704
				37,418,224
Pennsylvania–2.23%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(b)	6.00%	05/01/2042	3,500	3,696,224
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(b)	5.38%	05/01/2042	8,000	8,108,039
Series 2022, RB(b)	5.25%	05/01/2042	3,335	3,462,092
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(b)	6.25%	05/01/2042	7,965	8,158,062
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(b)	6.00%	05/01/2042	1,560	1,627,912
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,738,861
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,708,260
Series 2016, RB	5.50%	01/01/2052	11,080	9,946,246
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(b)	5.00%	03/01/2038	285	287,040
Series 2018, RB(b)	5.13%	03/01/2048	628	628,626
Crawford (County of), PA Hospital Authority Meadville Medical Center); Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,310,180
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	4,017,697
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,078,007
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,337,768
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	386,378
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,125,440
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	7,022,934
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2055	5,000	4,986,923
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(k)	5.00%	06/30/2027	$8,239	$3,625,008
Series 2013, RB(k)	5.00%	06/30/2027	4,538	816,872
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	1,000	1,086,898
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	10,000	10,117,557
Series 2022, RB(c)	6.00%	06/30/2061	11,100	11,750,691
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,828
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.80%	10/01/2051	10,000	10,002,669
Series 2025, RB	4.63%	10/01/2045	5,200	5,264,007
Series 2025-149A, RB(j)	5.15%	10/01/2050	8,000	8,138,533
Series 2026, RB	4.50%	10/01/2046	3,665	3,640,262
Pennsylvania Housing Finance Agency;
Series 2025, RB(j)	5.20%	04/01/2053	8,000	8,158,162
Series 2026 153A, RB	4.75%	10/01/2046	4,000	4,013,192
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	969,010
Philadelphia Authority for Industrial Development; Series 2025, RB(j)	5.50%	07/01/2053	50,000	53,712,220
Philadelphia School District (The);
Series 2026 A, GO Bonds	5.00%	09/01/2046	1,750	1,856,402
Series 2026 A, GO Bonds	5.00%	09/01/2047	1,800	1,897,255
				194,687,255
Puerto Rico–6.50%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	21,640	21,968,383
Series 2002, RB	5.63%	05/15/2043	108,400	109,918,673
Series 2005 B, RB(f)	0.00%	05/15/2055	127,450	15,762,991
Series 2008 A, RB(f)	0.00%	05/15/2057	227,025	10,495,252
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(f)(k)	0.00%	12/06/2049	121	35,788
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	18,710	13,655,001
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	0	313
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,594,285
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	20,981	22,725,360
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	272
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	16,029,997
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	44,492	42,404,395
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	25,927	22,995,116
Subseries 2022, RN(f)	0.00%	11/01/2043	22,676	15,674,885
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(k)	5.00%	07/01/2026	895	658,944
Series 2007 TT, RB(k)	5.00%	07/01/2026	15	11,025
Series 2007 TT, RB(k)	5.00%	07/01/2027	1,990	1,465,138
Series 2007 TT, RB(k)	5.00%	07/01/2032	3,680	2,709,400
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2026	175	175,045
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	20,000	20,138,664
Series 2008 WW, RB(k)	5.38%	07/01/2026	390	286,650
Series 2008 WW, RB(k)	5.25%	07/01/2033	415	305,544
Series 2008 WW, RB(k)	5.50%	07/01/2038	605	445,431
Series 2010 AAA, RB(k)	5.25%	07/01/2026	4,570	3,364,663
Series 2010 AAA, RB(k)	5.25%	07/01/2028	2,600	1,914,250
Series 2010 AAA, RB(k)	5.25%	07/01/2029	445	327,631
Series 2010 AAA, RB(k)	5.25%	07/01/2030	95	69,944
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 CCC, RB(k)	5.00%	07/01/2026	$35	$25,725
Series 2010 CCC, RB(k)	5.00%	07/01/2027	285	209,831
Series 2010 XX, RB(k)	5.25%	07/01/2026	10	7,363
Series 2010 XX, RB(k)	5.25%	07/01/2027	845	622,131
Series 2010 XX, RB(k)	5.25%	07/01/2035	2,660	1,958,425
Series 2010 XX, RB(k)	5.75%	07/01/2036	18,575	13,675,844
Series 2010 XX, RB(k)	5.25%	07/01/2040	11,170	8,223,912
Series 2010 ZZ, Ref. RB(k)	4.63%	07/01/2026	190	139,650
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2026	215	158,025
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2026	10	7,363
Series 2010 ZZ, Ref. RB(k)	5.25%	07/01/2026	1,135	835,644
Series 2012 A, RB(k)	5.00%	07/01/2029	3,100	2,282,375
Series 2012 A, RB(k)	5.05%	07/01/2042	11,925	8,779,781
Series 2013 A, RB(k)	7.25%	07/01/2030	160	119,800
Series 2013 A, RB(k)	7.00%	07/01/2040	480	355,800
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,368	1,336,714
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $479,953)(g)	6.63%	01/01/2027	457	455,489
Series 2023 A, RB (Acquired 07/06/2016-04/01/2025; Cost $4,358,147)(g)	6.63%	01/01/2028	4,199	4,181,213
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	11	9,979
Series 2018 A-1, RB(f)	0.00%	07/01/2046	142,376	51,969,546
Series 2018 A-1, RB(f)	0.00%	07/01/2051	103,344	27,755,749
Series 2018 A-1, RB	4.75%	07/01/2053	22,476	21,652,668
Series 2018 A-1, RB	5.00%	07/01/2058	40,651	40,171,078
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,797,407
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,270,337
Series 2019 A-2, RB	4.78%	07/01/2058	23,781	22,909,510
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(g)	5.00%	06/01/2030	5,260	5,220,626
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(g)	5.00%	06/01/2036	1,025	990,181
				568,272,315
Rhode Island–0.20%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(k)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.54%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(d)	5.25%	08/01/2031	65,080	69,739,663
South Carolina (State of) Housing Finance & Development Authority; Series 2026 A, RB (CEP - GNMA)	4.50%	07/01/2046	3,855	3,840,080
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	4,250	4,298,764
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,100	1,124,592
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(c)	7.00%	05/01/2039	8,500	5,950,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(g)(k)	6.00%	06/01/2031	1,000	110,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(g)(k)	6.25%	06/01/2040	1,000	110,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(b)(c)(g)(k)	6.50%	06/01/2051	2,750	302,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(b)	6.38%	06/15/2045	2,270	2,306,984
Series 2024, RB(b)	6.50%	06/15/2059	4,450	4,462,184
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(b)	5.25%	06/15/2034	4,080	3,963,363
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2054	2,400	2,198,060
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	$8,240	$8,302,021
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	2,750	2,758,310
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.63%	10/01/2060	3,250	3,249,795
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	11,645	12,354,884
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	8,885	9,238,421
				134,309,621
South Dakota–0.21%
South Dakota (State of) Housing Development Authority; Series 2025 G, Ref. VRD RB (CEP - GNMA)(n)	2.05%	11/01/2050	18,100	18,100,000
Tennessee–0.33%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS - BAM)(e)	5.13%	07/01/2059	10,930	11,163,993
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(c)	9.50%	11/01/2052	10,000	9,413,940
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(b)	5.50%	09/01/2047	9,000	8,018,524
Series 2013 B, Ref. RB(k)	8.00%	09/01/2044	6,350	317,500
				28,913,957
Texas–10.73%
Anna (City of), TX;
Series 2023, RB(b)	7.38%	09/15/2052	2,500	2,743,831
Series 2025, RB	5.50%	09/15/2055	1,300	1,315,866
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	896,218
Series 2017, RB	5.25%	09/01/2047	1,475	1,477,342
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2025, Ref. RB(b)	5.75%	06/15/2055	3,000	3,039,550
Series 2025, Ref. RB(b)	5.88%	06/15/2065	3,000	3,037,864
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(b)	6.25%	06/01/2063	9,155	9,231,175
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	718,595
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,376,223
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(b)	5.88%	09/01/2043	1,030	1,062,079
Series 2023, RB(b)	6.00%	09/01/2053	1,600	1,621,367
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(b)	5.63%	12/31/2055	1,500	1,500,611
Austin (City of), TX; Series 2026 B, RB(c)	5.00%	11/15/2045	10,000	10,515,880
Bastrop (City of), TX; Series 2025, RB(b)	5.63%	09/01/2055	1,000	1,012,425
Boyd (City of), TX; Series 2025, RB(b)	5.88%	09/15/2055	710	732,857
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $564,013)(b)(c)(d)(g)(k)	10.00%	06/01/2027	576	20,167
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(c)(k)	7.00%	03/01/2039	1,379	48,265
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN (Acquired 10/29/2024-03/17/2025; Cost $10,894,850)(b)(c)(g)	3.63%	07/01/2026	11,680	11,640,602
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(k)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(k)	4.14%	11/01/2039	3,659	17,613
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2060	12,210	12,908,462
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	18,232,858
Celina (City of), TX; Series 2025, RB(b)	5.63%	09/01/2055	850	841,618
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(b)	5.38%	09/01/2043	$1,615	$1,668,725
Series 2023, RB(b)	5.50%	09/01/2053	2,298	2,316,944
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(b)	5.13%	09/01/2043	1,200	1,234,086
Series 2023, RB(b)	5.50%	09/01/2053	1,825	1,857,587
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(b)	4.75%	09/01/2030	325	330,058
Series 2023, RB(b)	5.50%	09/01/2042	875	916,538
Series 2023, RB(b)	5.75%	09/01/2052	1,489	1,520,538
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(b)	5.50%	09/01/2030	247	250,589
Series 2023, RB(b)	6.25%	09/01/2042	800	825,367
Series 2023, RB(b)	6.50%	09/01/2052	1,300	1,313,483
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	8,912,483
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	1,021,766
Series 2024, RB	6.50%	09/15/2054	1,356	1,366,886
Crandall (City of), TX;
Series 2021, RB(b)	4.25%	09/15/2041	249	240,711
Series 2021, RB(b)	5.00%	09/15/2041	500	496,579
Series 2021, RB(b)	4.50%	09/15/2051	1,500	1,352,630
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(b)	5.50%	09/15/2055	1,250	1,253,538
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(b)	5.75%	09/15/2055	1,077	1,086,569
Denton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2048	14,000	14,611,296
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(b)	5.50%	09/15/2050	1,500	1,515,434
DeSoto Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2050	17,530	18,026,819
Edinburg Economic Development Corp.; Series 2019, RB(b)	5.00%	08/15/2044	1,945	1,870,773
Ennis (City of), TX; Series 2025, RB(b)	5.50%	09/15/2055	1,180	1,192,980
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	490	474,942
Series 2014, RB	6.00%	09/01/2038	2,690	2,376,305
Series 2014, RB	6.13%	09/01/2044	2,625	2,195,299
Harris (County of), TX;
Series 2025, GO Bonds(j)	5.50%	02/15/2050	15,830	17,125,388
Series 2025, RB(j)	5.25%	08/15/2054	20,000	21,208,424
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2042	2,000	2,091,022
Series 2022, RB(b)	5.75%	09/15/2052	3,550	3,617,964
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(e)	4.00%	05/01/2044	2,355	2,285,834
Houston (City of), TX;
Series 2024 B, RB(c)	5.50%	07/15/2037	8,395	9,034,932
Series 2026 C, Ref. RB (INS - AGI)(e)	5.00%	09/01/2046	6,460	6,839,158
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	2,790	2,947,887
Series 2026 C, Ref. RB	5.25%	09/01/2051	2,790	2,924,574
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2038	14,000	14,962,556
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2039	8,605	9,155,654
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	18,672,921
Hutto (City of), TX; Series 2025, RB(b)	5.38%	09/01/2060	1,000	987,620
Joshua Farms Municipal Management District No 1; Series 2026, RB(b)	5.50%	09/01/2056	3,860	3,746,416
Kyle (City of), TX; Series 2026, RB(b)	5.63%	09/01/2051	750	752,594
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	24,500	22,767,110
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(b)	6.00%	09/15/2054	1,100	1,136,469
Lewisville (City of), TX; Series 2023 A, RB(b)	8.00%	09/01/2053	1,625	1,694,385
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(b)	6.88%	09/01/2052	2,700	2,813,123
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.00%	05/15/2045	4,500	4,791,681
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(b)	6.00%	09/15/2055	$1,300	$1,337,332
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2055	14,000	14,824,326
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,073,983
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(b)	5.75%	09/15/2052	2,500	2,524,966
Mesquite (City of), TX;
Series 2025, RB	5.25%	09/01/2045	625	628,687
Series 2025, RB	5.63%	09/01/2055	1,526	1,544,960
Series 2025, RB	5.75%	09/01/2055	1,300	1,305,982
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(b)	5.25%	09/15/2042	1,500	1,538,375
Series 2022, RB(b)	5.38%	09/15/2052	2,500	2,467,613
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	12,355	12,379,494
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	7,736,756
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	11,380	11,768,515
Series 2025 A, RB	6.50%	10/01/2060	7,280	7,507,825
Series 2025, RB(j)	5.50%	08/15/2049	14,000	15,120,546
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025 A, RB	6.25%	10/01/2045	5,285	5,551,099
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $150,000)(g)(k)	7.50%	11/15/2037	150	150,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,100,000)(g)(k)	7.50%	11/15/2036	2,100	2,100,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $4,122,286)(g)(k)	2.00%	11/15/2061	4,122	2,020,400
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(b)	5.00%	08/15/2051	2,885	2,671,133
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(b)	5.00%	08/15/2040	2,390	2,251,223
Series 2020 A, RB(b)	5.00%	08/15/2050	20	17,323
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	4,966,454
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park);
Series 2018 A, RB	5.50%	07/01/2054	5,000	4,411,365
Series 2025, RB	6.75%	07/01/2044	3,200	3,390,025
Series 2025, RB	7.13%	07/01/2056	1,600	1,677,208
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(b)	6.00%	08/15/2037	1,650	1,391,245
Series 2018 A, RB(b)	6.00%	08/15/2047	13,435	10,362,750
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,964,012
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	650	595,437
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,051,651
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	25,965,887
Series 2022 A, RB	6.75%	10/01/2052	9,910	10,212,540
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,726,932
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,504,308
Series 2020, RB	5.25%	10/01/2055	12,375	11,952,018
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,300,197
Newark Higher Education Finance Corp.;
Series 2026 A, Ref. RB	5.75%	08/15/2051	4,205	4,150,300
Series 2026 A, Ref. RB	6.00%	08/15/2056	2,290	2,293,825
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(b)	4.00%	09/15/2041	500	457,799
Series 2021, RB(b)	4.25%	09/15/2051	1,000	864,289
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(b)	4.75%	09/15/2041	$2,000	$1,929,425
Series 2021, RB(b)	5.00%	09/15/2051	3,500	3,274,707
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2055	8,000	8,359,291
Oak Point (City of), TX;
Series 2026, RB(b)	5.50%	09/15/2046	600	602,188
Series 2026, RB(b)	5.88%	09/15/2056	1,000	999,918
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(b)	5.75%	09/15/2032	338	351,188
Series 2022, RB(b)	5.50%	09/15/2042	800	822,975
Series 2022, RB(b)	5.63%	09/15/2052	1,450	1,456,500
Series 2022, RB(b)	6.13%	09/15/2052	2,070	2,115,464
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(b)	5.50%	09/15/2042	750	771,132
Series 2022, RB(b)	5.63%	09/15/2052	1,300	1,305,828
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(b)	5.38%	09/15/2027	198	199,140
Series 2022, RB(b)	5.63%	09/15/2032	400	416,393
Series 2022, RB(b)	6.00%	09/15/2052	4,000	4,088,143
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2048	2,000	2,014,106
Series 2022, RB(b)	6.50%	09/15/2052	1,410	1,459,149
Plano (City of), TX;
Series 2023, RB(b)	8.25%	09/15/2043	1,765	1,888,731
Series 2023, RB(b)	7.50%	09/15/2053	1,400	1,471,761
Series 2023, RB(b)	8.50%	09/15/2053	3,050	3,204,165
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(n)	2.55%	11/01/2040	40,000	40,000,000
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2021, RB(b)(c)	3.00%	01/01/2050	3,000	1,897,967
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	752,839
Series 2016 A, RB	5.00%	08/15/2046	1,000	927,448
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(b)	5.13%	09/01/2042	836	861,014
Series 2022, RB(b)	5.25%	09/01/2052	1,375	1,389,670
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(b)	7.00%	09/01/2043	2,350	2,469,662
Series 2023, RB(b)	7.00%	09/01/2053	3,000	3,069,618
Princeton (City of), TX (Sicily Public Improvement District Improvement); Series 2023, RB(b)	7.88%	09/01/2053	1,935	1,996,471
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.25%	02/15/2053	25,065	23,589,564
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(b)	5.50%	09/01/2055	1,200	1,199,206
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	17,800	17,819,406
Rockdale Special Assessment; Series 2023, RB(b)	7.50%	09/15/2054	3,667	3,803,280
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	449,992
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,830	1,867,675
San Antonio (City of), TX;
Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	17,993,812
Series 2025, RB(j)	5.25%	02/01/2046	5,050	5,408,962
Series 2025, RB(j)(m)	5.50%	02/01/2050	10,000	10,696,046
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(j)	5.25%	02/01/2054	19,135	20,174,595
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2021, Ref. RB	4.00%	04/01/2051	8,250	6,798,666
Series 2025, RB	5.25%	10/01/2045	9,030	9,221,911
Series 2025, RB	5.00%	10/01/2050	4,000	3,866,899
Series 2025, RB	5.50%	10/01/2055	6,400	6,461,766
Seagoville (City of), TX; Series 2025, RB(b)	6.00%	09/15/2054	835	858,639
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2008, Ref. VRD RB (LOC - TD Bank, N.A.)(n)(o)	2.00%	10/01/2041	$24,950	$24,950,000
Series 2017, RB (Acquired 10/21/2025; Cost $2,480,600)(g)	6.25%	02/15/2037	3,140	2,551,250
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,523,668
Series 2017, RB	6.75%	11/15/2052	2,100	2,111,049
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020-10/01/2025; Cost $4,856,513)(g)(k)	6.38%	02/15/2048	6,010	4,883,125
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(g)(k)	6.38%	02/15/2052	3,000	2,437,500
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(g)(k)	6.38%	02/15/2041	2,075	1,685,938
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(j)	5.25%	12/01/2049	11,225	11,833,275
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	7,026,305
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,514,275
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,003,809
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,176,282
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,390,645
Tender Option Bond Trust Receipts/Certificates;
Series 2026, RB(j)	5.50%	09/01/2058	11,450	12,109,089
Series 2026, RB (INS - AGI)(e)(j)	5.50%	09/01/2058	9,870	10,520,553
Series 2026, VRD RB (LOC - Barclays Bank PLC)(b)(n)(o)	2.20%	05/01/2065	9,370	9,370,000
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2046	2,240	827,338
Series 2019, RB(f)	0.00%	08/01/2047	3,345	1,166,334
Series 2019, RB(f)	0.00%	08/01/2048	3,530	1,161,187
Series 2019, RB(f)	0.00%	08/01/2049	3,320	1,029,001
Series 2019, RB(f)	0.00%	08/01/2050	4,760	1,388,656
Series 2019, RB(f)	0.00%	08/01/2051	5,000	1,370,623
Series 2019, RB(f)	0.00%	08/01/2053	400	97,425
Texas (State of) Water Development Board (Master Trust); Series 2021, RB	4.00%	10/15/2056	15,000	13,406,188
Texas State Technical College;
Series 2022, RB (INS - AGI)(e)(j)	5.50%	08/01/2042	12,500	13,801,376
Series 2022, RB (INS - AGI)(e)(j)	6.00%	08/01/2054	6,000	6,510,627
Texas Transportation Finance Corp.; Series 2025, RB(j)	5.50%	10/01/2055	16,250	17,481,765
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(b)	5.00%	09/01/2044	585	599,323
Series 2024, RB(b)	5.13%	09/01/2054	840	835,493
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	08/15/2050	16,710	17,724,688
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,733	1,735,961
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,700	5,710,870
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(e)	4.25%	10/01/2047	1,540	1,460,195
Series 2022, GO Bonds (INS - AGI)(e)	4.38%	10/01/2048	1,805	1,721,505
				937,481,165
Utah–2.82%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(b)	5.75%	12/01/2053	9,500	9,545,228
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(b)(h)	8.25%	03/01/2053	18,700	18,075,562
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(b)	7.38%	09/15/2051	5,500	5,055,403
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(b)	5.88%	12/01/2054	6,200	6,415,785
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	7.50%	03/01/2055	2,200	2,194,443
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(b)	6.00%	03/01/2053	6,500	6,376,503
Series 2022 B, GO Bonds(b)	9.00%	03/15/2053	1,239	1,226,586
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2055	12,000	12,797,422
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2055	4,500	4,799,033
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(b)	5.63%	12/01/2053	$3,458	$3,332,878
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(b)	6.63%	03/01/2054	2,370	2,441,064
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(b)	5.63%	12/01/2043	6,362	6,554,209
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	5.50%	03/01/2051	11,500	9,133,869
GLH Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	6.88%	03/01/2055	3,925	4,169,766
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	565	566,992
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(b)	7.88%	03/15/2055	3,600	3,674,493
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(b)	6.25%	06/01/2055	1,450	1,530,537
Series 2025 A-2, GO Bonds(b)(h)	6.75%	06/01/2055	6,725	5,873,558
Series 2025, GO Bonds(b)	8.50%	06/15/2055	2,247	2,339,017
Mida Mountain Village Public Infrastructure District; Series 2024-2, RB(b)	5.75%	06/15/2044	1,250	1,301,432
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	3,210	3,201,708
Series 2024 A-2, GO Bonds(h)	7.00%	03/01/2055	1,600	1,050,113
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	638	652,934
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.38%	03/01/2055	1,485	1,531,966
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	973,996
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	4,140	4,138,497
Series 2024 A-2, GO Bonds(b)(h)	7.00%	03/01/2055	1,960	1,206,354
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	1,070	1,078,335
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(b)	6.25%	03/01/2055	3,000	3,039,827
Series 2025 B, GO Bonds(b)	8.63%	03/15/2055	1,000	1,004,895
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	6.00%	03/01/2051	12,952	10,801,047
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	7,550	7,874,929
Series 2025 A-2, RB	6.63%	03/01/2055	1,250	1,037,284
Series 2025, RB	8.50%	03/15/2055	8,400	8,552,116
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(b)	4.38%	02/01/2051	1,000	800,038
Series 2021 B, GO Bonds(b)	7.38%	08/15/2051	600	515,264
Salt Lake City (City of), UT;
Series 2018 A, RB(c)	5.25%	07/01/2048	11,035	11,155,985
Series 2021 A, RB (INS - AGI)(c)(e)	4.00%	07/01/2051	10,420	9,310,593
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	8.00%	03/15/2055	1,100	1,111,300
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(b)	4.50%	06/15/2032	2,000	1,956,070
Series 2022, RB(b)	5.00%	06/15/2042	3,850	3,630,260
Series 2022, RB(b)	5.00%	06/15/2052	6,000	5,154,940
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,170	1,170,530
Series 2012, RB	6.25%	07/15/2042	3,870	3,870,712
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(b)(d)	5.63%	04/15/2029	1,945	1,922,899
Series 2018 A, RB(b)	5.00%	10/15/2038	2,330	2,280,022
Series 2018 A, RB(b)	5.25%	10/15/2048	2,205	2,047,251
Series 2025 A, RB(b)	6.00%	10/15/2055	4,870	4,893,838
Series 2025, RB(b)	7.00%	10/15/2029	205	203,900
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(b)	5.00%	06/15/2050	2,000	1,824,083
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(b)	5.38%	06/15/2049	3,645	3,408,662
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(b)	5.00%	02/15/2046	855	756,328
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(b)	5.25%	06/15/2037	6,310	6,208,114
Series 2017, Ref. RB(b)	5.38%	06/15/2048	13,610	12,389,696
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah City West Public Infrastructure District No 1; Series 2026, RB(b)	5.88%	12/01/2055	$2,000	$2,039,268
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(b)	5.88%	03/01/2054	1,130	1,148,109
Series 2024 B, GO Bonds(b)	8.38%	03/15/2054	500	512,526
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(b)	6.25%	12/01/2054	6,921	7,106,155
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(b)	7.00%	12/01/2042	8,630	7,282,139
				246,246,463
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(b)	5.75%	12/01/2036	1,450	1,450,656
Series 2018 A, RB(b)	5.60%	12/01/2043	960	953,967
Series 2019 A, RB(b)	5.00%	12/01/2048	4,330	3,703,958
				6,108,581
Virgin Islands–0.21%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(f)	0.00%	05/15/2035	16,140	9,002,650
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	6,950	7,033,882
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,750	2,771,846
				18,808,378
Virginia–0.90%
Atlantic Park Community Development Authority; Series 2023, RB(b)	6.25%	08/01/2045	16,865	16,622,687
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(i)(k)	6.75%	03/01/2034	1,286	797,320
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,952,651
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	874	669,178
Series 2014 B, RB	6.05%	03/01/2044	2,401	2,206,947
Series 2014 C, RB(k)	6.05%	03/01/2054	2,183	1,091,507
Lynchburg Economic Development Authority; Series 2026, RB	5.25%	01/01/2047	1,000	1,061,423
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	18,350	17,744,167
Series 2019, RB	4.00%	01/01/2029	685	686,182
Powhatan County Economic Development Authority; Series 2025, RB(b)	6.13%	09/01/2060	9,525	9,644,826
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(b)	5.55%	01/01/2037	2,030	2,002,444
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(d)	5.00%	07/01/2038	4,690	4,570,816
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,679,804
Series 2023, RB	7.00%	09/01/2059	8,500	9,279,213
				79,009,165
Washington–0.76%
Kalispel Tribe of Indians;
Series 2018 A, RB(b)	5.25%	01/01/2038	3,000	3,043,906
Series 2018 B, RB(b)	5.25%	01/01/2038	1,000	1,014,610
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	45,013
King (County of), WA; Series 2025, VRD RB(n)	2.07%	01/01/2065	1,500	1,500,000
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(c)	6.10%	10/01/2031	30	29,997
Seattle (Port of), WA; Series 2025, RB(c)(j)	5.50%	10/01/2050	10,000	10,657,994
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,564	1,569,316
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(c)(g)(k)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(c)	5.63%	12/01/2040	9,000	9,494,501
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(b)	9.00%	12/01/2036	8,840	9,547,469
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(e)	5.25%	07/01/2055	$2,200	$2,244,451
Series 2025, RB (INS - BAM)(b)(e)	5.25%	07/01/2064	5,500	5,573,243
Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,565,273
Series 2025, Ref. RB	6.25%	01/01/2061	8,400	8,590,980
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(b)	5.00%	01/01/2046	7,500	7,325,282
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	307	295,741
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(b)	5.00%	01/01/2055	3,265	3,011,145
				66,511,557
West Virginia–1.19%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(b)(k)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(b)(i)(k)	5.75%	06/01/2042	18,975	14,360,599
Series 2019 B, Ref. RB(b)(i)(k)	7.50%	06/01/2042	5,285	3,689,442
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB (Acquired 07/21/2023; Cost $694,211)(b)(g)	5.75%	06/01/2043	700	752,122
Series 2023, Ref. RB (Acquired 07/21/2023; Cost $867,703)(b)(g)	6.00%	06/01/2053	875	921,024
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB (Acquired 11/01/2023; Cost $3,653,590)(b)(g)	8.45%	06/01/2053	14,920	3,395,750
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB (Acquired 09/28/2017; Cost $3,367,021)(b)(g)	5.75%	06/01/2043	3,435	3,472,235
Series 2020, Ref. RB (Acquired 04/30/2020; Cost $8,325,017)(b)(g)	7.50%	06/01/2043	8,785	9,277,528
Series 2023, RB (Acquired 11/01/2023; Cost $940,500)(b)(g)	7.00%	06/01/2043	950	1,011,795
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,160,029
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	3,500	3,802,737
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(b)(c)(g)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(b)(c)(g)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(b)	8.50%	12/01/2043	16,000	13,300,758
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	8,900,358
				104,416,877
Wisconsin–5.64%
Gillett (City of), WI; Series 2021 A, RB(b)(c)	5.50%	12/01/2032	11,100	8,649,976
Public Finance Authority; Series 2026, RB(b)	6.00%	10/01/2056	700	703,673
Public Finance Authority (Explore Academy Albuquerque);
Series 2026, Ref. RB(b)	6.88%	04/01/2051	2,145	2,097,737
Series 2026, Ref. RB(b)	7.13%	04/01/2056	2,900	2,872,232
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(f)	0.00%	12/15/2060	22,975	4,166,730
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,159,373)(g)	5.00%	08/01/2032	1,375	984,778
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,172,385)(g)	5.00%	08/01/2037	1,500	1,023,014
Series 2017, Ref. RB (Acquired 12/08/2023-12/13/2023; Cost $2,823,750)(g)	5.00%	08/01/2039	3,750	2,448,339
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,190,498
Series 2025, RB	4.38%	08/15/2055	13,050	12,199,983
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.50%	06/01/2061	3,500	3,538,999
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,584,047
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,850,339
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,366,227
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.25%	11/15/2055	$2,500	$2,511,065
Series 2025 A, Ref. RB	6.38%	11/15/2060	4,100	4,123,048
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,860,686
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2047	156	1,029
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2048	136	894
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2049	134	875
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2050	129	843
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2051	127	824
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2052	165	1,066
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2053	163	1,048
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2054	158	1,009
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2055	154	985
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2056	151	960
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2057	168	1,061
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2058	163	1,030
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2059	159	999
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2060	156	976
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2061	153	960
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2062	149	930
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2063	146	907
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2064	143	885
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2065	140	869
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2066	151	934
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2067	1,821	11,228
Series 2012, RB	6.00%	09/01/2045	5,480	5,333,131
Series 2019, RB(b)	5.00%	06/15/2054	455	413,733
Series 2022, RB	6.15%	08/01/2028	7,500	5,211,460
Series 2023 B, RB(b)(f)	0.00%	07/01/2062	28,425	23,166,375
Series 2023, RB(b)	5.75%	07/01/2033	485	502,766
Series 2023, RB(b)	6.63%	07/01/2043	650	669,826
Series 2023, RB(b)	6.88%	07/01/2053	1,350	1,374,655
Series 2023, RB(b)	7.00%	07/01/2058	1,750	1,781,143
Series 2023, RB	5.75%	07/01/2062	35,749	37,137,529
Series 2025 A, RB(b)	6.50%	12/01/2055	1,400	1,444,435
Series 2025 A, RB(b)	6.75%	12/01/2065	1,215	1,265,585
Series 2025 A, Ref. RB(b)	7.38%	06/15/2060	10,875	10,881,818
Series 2025 B, RB(b)(c)	7.00%	09/01/2054	18,300	19,322,944
Series 2025 B, Ref. RB(b)	9.50%	06/15/2040	1,970	1,877,469
Series 2025, RB(b)(f)	0.00%	12/15/2032	6,750	4,493,436
Series 2025, RB(b)(f)	0.00%	12/15/2039	4,573	1,926,138
Series 2025, RB(f)	0.00%	12/15/2039	27,203	9,906,631
Series 2025, RB(b)(f)	0.00%	12/15/2041	27,028	10,164,906
Series 2025, RB(b)	6.00%	06/01/2055	1,250	1,243,139
Series 2025, RB(b)	7.00%	07/01/2055	9,000	9,086,701
Series 2025, RB(c)	6.50%	06/30/2060	25,000	27,844,137
Series 2025, RB(b)	7.00%	06/15/2065	1,300	1,310,358
Series 2026, RB	4.13%	01/20/2041	9,990	9,651,413
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(b)	5.00%	06/01/2040	760	709,281
Series 2020 A, RB(b)	5.00%	06/01/2049	1,340	1,139,821
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(b)	6.25%	06/01/2052	13,685	13,626,159
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(f)	0.00%	12/15/2038	25,000	11,737,842
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(b)(k)	6.75%	08/01/2031	22,000	15,400,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(b)	10.00%	11/01/2038	$13,500	$15,005,254
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(b)	5.13%	06/01/2048	2,075	1,953,827
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	15,492	11,238,278
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(b)(f)	0.00%	12/15/2033	9,651	6,013,580
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(b)	6.13%	12/15/2029	2,619	2,648,850
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(b)	4.75%	06/01/2029	150	149,848
Series 2019 A, RB(b)	5.25%	06/01/2039	750	732,857
Series 2019 A, RB(b)	5.50%	06/01/2049	1,940	1,801,381
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(b)	6.00%	06/15/2064	1,100	1,091,064
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(b)	5.25%	05/01/2046	2,500	2,406,960
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	705	705,550
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,816
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(b)	6.63%	07/01/2053	600	621,272
Series 2023, RB(b)	6.75%	07/01/2058	550	571,102
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(c)	5.75%	06/30/2060	30,755	31,977,564
Series 2025, RB(c)	5.75%	12/31/2065	26,335	27,313,619
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(b)(f)	0.00%	12/01/2028	13,979	11,427,533
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	1,034,872
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	1,042,117
Series 2025, RB	5.50%	06/15/2055	815	842,513
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(b)(f)	0.00%	09/01/2029	2,548	1,999,265
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(b)	5.25%	06/15/2049	6,280	5,871,986
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(b)	5.00%	12/15/2054	8,245	7,484,856
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(b)(c)	5.75%	09/01/2035	1,000	1,040,104
Series 2024, Ref. RB(b)(c)	6.25%	09/01/2046	4,000	4,133,424
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(b)(f)	0.00%	12/15/2039	32,940	12,115,174
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(b)	5.00%	06/15/2049	520	486,081
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(b)(f)	0.00%	12/15/2030	2,824	2,169,051
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(b)	6.00%	07/01/2031	7,040	6,567,135
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(b)(c)(d)	6.00%	01/01/2031	4,675	4,753,790
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(b)	5.38%	06/01/2044	3,495	3,130,539
Series 2019 A, RB(b)	5.50%	06/01/2054	4,420	3,730,245
Series 2019, RB(b)	5.62%	06/01/2029	335	329,422
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(b)	5.00%	06/15/2052	2,275	2,019,551
Series 2022, RB(b)	5.00%	06/15/2062	4,590	3,930,839
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(b)	5.00%	01/01/2056	11,165	9,547,136
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(b)	5.25%	03/01/2045	5,825	5,754,306
				492,811,275
Total Municipal Obligations (Cost $10,084,616,585)				9,676,823,034
			Shares
Exchange-Traded Funds–0.69%
Invesco Intermediate Municipal ETF(r)			520,000	26,928,200
Invesco Rochester High Yield Municipal ETF(r)			648,908	33,082,238
Total Exchange-Traded Funds (Cost $59,768,661)				60,010,438
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.28%
California–0.01%
CalPlant I LLC; Exit Facility(b)(i)	15.00%	02/28/2027	$3,070	$602,383
Texas–0.27%
AM BidCo Holdings LLC(i)	3.68%	10/21/2027	23,646	23,646,075
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,716,076)				24,248,458
			Shares
Common Stocks & Other Equity Interests–0.16%
AM BidCo Holdings LLC(i)			1,271	13,155,731
BL Train Holdings West LLC; Wts. expiring 11/26/2035(i)			549,030	960,803
Total Common Stocks & Other Equity Interests (Cost $12,714,500)				14,116,534

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(i)			80,744	0
TOTAL INVESTMENTS IN SECURITIES(s)–111.85% (Cost $10,183,815,822)				9,775,198,464
FLOATING RATE NOTE OBLIGATIONS–(13.32)%
Notes with interest and fee rates ranging from 2.09% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 03/15/2041 to 05/15/2064(t)				(1,163,735,000)
OTHER ASSETS LESS LIABILITIES–1.47%				128,380,207
NET ASSETS–100.00%				$8,739,843,671
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $2,175,011,567, which represented 24.89% of the Fund’s Net Assets.

(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $330,583,044, which represented 3.78% of the Fund’s Net Assets.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $219,907,413, which represented 2.52% of the Fund’s Net Assets.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $252,134,495. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(q)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$27,323,400	$-	$-	$(395,200)	$-	$26,928,200	$240,074
Invesco Rochester High Yield Municipal ETF	33,399,295	-	-	(317,057)	-	33,082,238	423,412
Total	$60,722,695	$-	$-	$(712,257)	$-	$60,010,438	$663,486

(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $1,618,542,705 are held by TOB Trusts and serve as collateral for the $1,163,735,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,629,049,604	$47,773,430	$9,676,823,034
Exchange-Traded Funds	60,010,438	—	—	60,010,438
U.S. Dollar Denominated Bonds & Notes	—	—	24,248,458	24,248,458
Common Stocks & Other Equity Interests	—	—	14,116,534	14,116,534
Preferred Stocks	—	—	0	0
Total Investments in Securities	60,010,438	9,629,049,604	86,138,422	9,775,198,464
Other Investments - Assets
Investments Matured	—	8,631,776	5,500,052	14,131,828
Total Investments	$60,010,438	$9,637,681,380	$91,638,474	$9,789,330,292
Invesco Rochester® Municipal Opportunities Fund